Operating Leases (Tables) (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Schedule of Future Minimum Lease Payments

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at June 30, 2018:

Years Ending December 31,	Amount

2018 (six months)	$396,252
2019	795,707
2020	760,101
2021	638,582
2022	641,947
Thereafter	1,651,213
Total	$4,883,802

IMAC Regeneration Center of St. Louis, LLC [Member]
Schedule of Future Minimum Lease Payments

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at March 31, 2018 (unaudited):

Years Ending December 31,	Amount

2018 (9 months)	$191,150
2019	254,866
2020	254,866
2021	260,341
2022	253,565
Thereafter	753,360
Total	$1,968,148

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2026. Certain leases contain renewal options.

Years Ending December 31,	Amount

2018	$254,866
2019	254,866
2020	254,866
2021	260,341
2022	253,565
Thereafter	753,360
Total	$2,031,864